Trading properties (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of financial assets [line items]
Beginning		$ 5,783	$ 4,974
Additions		1,870	1,229
Currency translation adjustment		3,649	969
Transfers
Transfers from intangible assets		9	13
Transfers from investment properties		(353)	14
Capitalized finance costs		11
Disposals		(1,717)	(1,417)
Ending		9,252	5,783	4,974
Completed Properties [Member]
Disclosure of financial assets [line items]
Beginning		801	236
Additions		14	2
Currency translation adjustment		866	152
Transfers		1,435	1,101
Transfers from intangible assets		9	13
Transfers from investment properties
Capitalized finance costs
Disposals		(516)	(703)
Ending		2,609	801	236
Properties Under Development [Member]
Disclosure of financial assets [line items]
Beginning	[1]	3,972	3,534
Additions	[1]	1,683	1,188
Currency translation adjustment	[1]	2,207	650
Transfers	[1]	(1,332)	(687)
Transfers from intangible assets	[1]
Transfers from investment properties	[1]	(353)
Capitalized finance costs	[1]	11	1
Disposals	[1]	(1,162)	(714)
Ending	[1]	5,026	3,972	3,534
Undeveloped Properties [Member]
Disclosure of financial assets [line items]
Beginning		1,010	1,204
Additions		173	39
Currency translation adjustment		576	167
Transfers		(103)	(414)
Transfers from intangible assets
Transfers from investment properties			14
Capitalized finance costs
Disposals		(39)
Ending		$ 1,617	$ 1,010	$ 1,204

[1]	Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to Ps. 306 and Ps. 190 as of June 30, 2018 and 2017, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to Ps. 372 and Ps. 135, respectively. Both projects are expected to be completed in 2029.